RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)				1 Months Ended		3 Months Ended	5 Months Ended	6 Months Ended	9 Months Ended	11 Months Ended
	Aug. 12, 2021	Jun. 23, 2021	Mar. 22, 2021	Mar. 31, 2021	Feb. 28, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Mar. 14, 2022	Feb. 12, 2021
Related Party Transaction [Line Items]
Proceeds from promissory note - related party							$ 119,275			$ 175,000
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note												$ 300,000
Offering costs paid by Sponsor and included in promissory note - related party			$ 55,725
Proceeds from promissory note - related party		$ 119,275
Repayment of related party promissory note	$ 175,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month								$ 10,000		10,000
Expenses incurred and paid				$ 46,129	$ 46,129	$ 30,000		60,000	$ 46,129
Related Party Loans
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note						750,000		750,000			$ 750,000
Borrowings under related party promissory note						750,000		750,000
Loan conversion agreement warrant						$ 2,000,000		$ 2,000,000	$ 2,000,000	$ 2,000,000
Price of warrant						$ 1.50		$ 1.50	$ 1.50	$ 1.50	$ 1.50
Working capital loans, outstanding						$ 750,000		$ 750,000	$ 0	$ 0